Income Tax - Summary of Reconciliation of Expected Income Tax Benefit to Actual Income Tax Benefit (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Major Components Of Tax Expense Income [Line Items]
Loss before tax	€ (145,802)	€ (179,440)	€ (47,662)
Expected tax benefit (based on BioNTech`s statutory tax rate of 30.79%, 2019: 30.78%, 2018: 30.99%)	44,891	55,240	14,776
Effects
Government grants exempted from taxes	14	48	28
Non-deductible expenses	(770)	(58)	(18)
Add-back for trade tax purposes	(595)	(110)	(96)
Non-tax effective bargain purchase	2,156
Non-recognition of tax effect on share-based payment expenses	(9,806)	(9,308)
Tax-effective equity transaction costs	10,229	5,121
Utilization of tax losses			1,165
Non-recognition of deferred taxes on tax losses and temporary differences	(12,961)	(51,197)	(13,634)
Effect from lower foreign income tax rate	(1,304)	(102)
Adjustment prior year tax	(326)	316
Tax credit	1,059
Other effects	(59)	126	(2,821)
Income taxes	161,000	268	€ (600)
Tax Losses
Effects
Recognition of deferred taxes not recognized in prior periods	102,231
Temporary Differences
Effects
Recognition of deferred taxes not recognized in prior periods	€ 26,241	€ 192